USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	98.2%
Advertising	6.1%
Interpublic Group of Cos., Inc. (The)	4.2%	6,300	$234,612
Omnicom Group, Inc.	1.9%	1,170	110,378
			344,990
Banks	13.9%
Associated Banc-Corp.	2.1%	6,599	118,650
Bank of New York Mellon Corp. (The)	3.0%	3,713	168,719
Goldman Sachs Group, Inc. (The)	3.3%	556	181,873
JPMorgan Chase & Co.	3.8%	1,647	214,621
KeyCorp	1.7%	7,749	97,017
			780,880
Beverages	3.5%
Coca-Cola Co. (The)	3.5%	3,139	194,712
Biotechnology	3.2%
Gilead Sciences, Inc.	3.2%	2,160	179,215
Chemicals	1.8%
Huntsman Corp.	1.8%	3,802	104,023
Diversified Financial Services	5.1%
CME Group, Inc.	2.4%	702	134,447
Jefferies Financial Group, Inc.	2.7%	4,906	155,717
			290,164
Food	2.3%
Conagra Brands, Inc.	2.3%	3,442	129,282
Insurance	3.6%
Old Republic International Corp.	3.6%	8,019	200,234
Media	3.6%
Comcast Corp. – Class A	3.6%	5,403	204,828
Packaging & Containers	2.1%
Sonoco Products Co.	2.1%	1,907	116,327
Pharmaceuticals	18.7%
AbbVie, Inc.	4.0%	1,412	225,030
Cardinal Health, Inc.	3.6%	2,701	203,925
Johnson & Johnson	4.2%	1,521	235,755
Merck & Co., Inc.	4.2%	2,204	234,484
Pfizer, Inc.	2.7%	3,807	155,326
			1,054,520
REITS	10.2%
Camden Property Trust	1.4%	743	77,896
Extra Space Storage, Inc.	2.9%	990	161,300
Lamar Advertising Co. – Class A	2.4%	1,366	136,450
Mid-America Apartment Communities, Inc.	1.5%	544	$82,166
STAG Industrial, Inc.	2.0%	3,366	113,838
			571,650
Retail	7.4%
Genuine Parts Co.	4.0%	1,355	226,705
Walgreens Boots Alliance, Inc.	3.4%	5,490	189,844
			416,549
Semiconductors	8.3%
Broadcom, Inc.	3.9%	342	219,407
Texas Instruments, Inc.	4.4%	1,323	246,091
			465,498
Telecommunications	4.1%
Cisco Systems, Inc.	4.1%	4,396	229,801
Transportation	4.3%
United Parcel Service, Inc. – Class B	4.3%	1,263	245,009
Total Common Stocks
(Cost $5,376,846)	98.2%		5,527,682
Money Market Funds	1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.71%(a)
(Cost $96,627)	1.7%	96,627	96,627
Total Investments
(Cost $5,473,473)	99.9%		5,624,309
Other Assets in Excess of Liabilities	0.1%		5,057
Total Net Assets	100.0%		$5,629,366

(a)	Reflects the 7-day yield at March 31, 2023.

USCF ETF TRUST

USCF DIVIDEND INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2023 (unaudited) (continued)

Summary of Investments by Country^
United States	100.0%
100.0%

Summary of Investments by Sector^
Financial	32.8%
Consumer, Non-cyclical	27.7
Communications	13.9
Technology	8.3
Consumer, Cyclical	7.4
Industrial	6.4
Basic Materials	1.8
Money Market Fund	1.7
100.0%

^	As a percentage of total investments.